                                     ANNUAL
                                FINANCIAL REPORT





                               DECEMBER 31, 1999

FACTORS THAT EFFECTED PERFORMANCE IN 1999

We were up 8.47% for the year. The NASDAQ index and to a lesser extent the DOW Industrial Average were soaring. That does not describe the whole story.

There was a great divergence in sectors. Salomon Smith Barney reported that more stocks listed in the S&P 500 declined in 1999 than rose. They (Salomon Smith Barney) reported a greater divergence in groups of stocks than at any time for which they had records (35 years).

Many of the "dot.com" internet companies and the "high tech" producers of telecommunication hardware and software were up. Some of these companies had stock values of billions of dollars with little immediate expectation of earnings. Others which performed well had huge price earnings ratios. On the other hand many companies which succeeded in improving their earnings saw their stock prices decline as there was a move away from less glamorous "value" stocks with positive earnings but declining stock prices. Energy prices recovered from last winter's big decline as did the prices of recycled paper and metals, but the share prices of many natural gas and recycling related companies in these areas did not do well.

Our "strategy" is to find alternative energy investments and other environmentally oriented investments with a concern for socially responsible corporate behavior. The companies should be viable with a promise of growth for our shareholders and produce a benefit to the community. Environmentally oriented companies were not flying with the internet names. We were pleased with the progress of most of the companies we own despite an atmosphere where the US Congress inserted in its budget item a provision that the budget could not be used to produce Kyoto agreed upon environmental requirements. Please vote.

We now see what appears to be the beginning of real excitement over alternative energy, particularly fuel cells and solar cells. The fuel cell stocks seem to have the flavor of the internet companies -- lot's of promise but no expectation of serious earnings for some time. We have to take off our "value" hats to own them.

There is also serious positive movement in marketing environmentally grown foods. At the time of writing this annual report it would appear that there is new attention to and rising stock values in the long neglected alternative energy area. Fuel cells are becoming particularly important; many companies are trying to identify themselves as having some connection with this industry.

The Fund's performance was helped out by a number of holdings taken over during the year, including U.S. Filter, Aquarion (both water related) and T.J. International (alternative wood products). Performance was hindered by several failures, including United Natural Foods (natural foods distribution), SLI (lighting products), and York International (air conditioning products)

              STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES




                                                                 For each share of capital stock outstanding*

                                               Year        Year        Year        Year       Year      Year       Year       Year
                                                End         End         End         End        End       End        End        End
                                              12/31       12/31       12/31       12/31      12/31     12/31      12/31      12/31
                                               1999        1998        1997        1996       1995      1994       1993       1992

NET ASSET VALUE AT BEGINNING
OF PERIOD                                     28.54      $32.07      $30.87      $30.51     $28.14    $30.00     $29.95     $29.19
                                              -----      ------      ------      ------     ------    ------     ------     ------

Investment Income                              $.66        $.52        $.64        $.73       $.75      $.72       $.62       $.62

Expenses                                        .38         .37         .38         .39        .40       .40        .33        .28
                                              -----      ------      ------      ------     ------    ------     ------     ------
Net Investment Income                           .28         .15         .26         .34        .35       .32        .29        .34
Net realized & Unrealized
gain (Loss) on investment                      2.14       (3.22)       3.16        3.72       5.14    (1.43)        .58       1.10
                                              -----      ------      ------      ------     ------    ------     ------     ------

Total from Investment operations               2.42      (3.07)        3.42        4.06       5.49    (1.11)        .87       1.44
Dividends from net
investment income                             (.28)       (.15)       (.26)       (.34)      (.35)     (.32)      (.29)      (.34)
Distributions from net
realized gain                                (1.83)       (.16)      (1.96)      (3.36)     (2.77)     (.43)      (.53)      (.34)
                                              -----      ------      ------      ------     ------    ------     ------     ------

Total Distributions                          (2.11)       (.31)      (2.22)      (3.70)     (3.12)     (.75)      (.82)      (.68)
Net change in net asset value                   .31      (3.53)        1.20         .36       2.37    (1.86)        .05        .76
Net asset value as of end
of the period                                 28.85      $28.54       32.07       30.87      30.51     28.14      30.00      29.95
                                              -----      ------      ------      ------     ------    ------     ------     ------
Total return
(Sales load not reflected)                     8.5%       (10%)       11.1%       13.3%      19.5%    (3.7)%       2.9%       4.9%
Net assets, end of period                   $32,555     $33,021     $37,941     $35,549    $32,236   $28,368    $31,567    $28,896
Ratio of operating expense
to net assets**                               1.13%       1.18%       1.15%       1.21%      1.28%     1.30%      1.11%      1.04%
Ratio of net investment income
to average net assets**                        .89%        .49%        .79%       1.04%      1.12%     1.04%       .96%      1.25%
Portfolio turnover                            87.3%       32.4%       53.9%       51.2%     48.72%    33.00%     18.36%     13.10%
Number of shares outstanding              1,058,230   1,156,952   1,111,377   1,038,561    965,769   984,847  1,026,460    945,006
at end of period***

                                                         For each share of capital stock outstanding*

                                            Year       Year      Year      Year      Year      YearFirst Seven
                                             End        End       End       End       End       End    Months
                                           12/31      12/31     12/31     12/31     12/31      4/30   4/30/83
                                            1991       1990      1989      1988      1987      1987      ****
                                                                                               ****
NET ASSET VALUE AT BEGINNING
OF PERIOD                                 $24.62     $27.57    $22.55    $18.85    $22.43    $19.68    $12.50
                                          ------     ------    ------    ------    ------    ------    ------

Investment Income                           $.72       $.70      $.73      $.67      $.40      $.38      $.38

Expenses                                     .29        .27       .26       .25       .16       .16       .20
                                          ------     ------    ------    ------    ------    ------    ------
Net Investment Income                        .43        .43       .47       .42       .24       .22       .18
Net realized & Unrealized
gain (Loss) on investment                   5.86     (2.53)      5.41      4.09    (3.21)      3.45      3.08
                                          ------     ------    ------    ------    ------    ------    ------

Total from Investment operations            6.29     (2.10)      5.88      4.51    (2.97)      3.67      3.26
Dividends from net
investment income                          (.43)      (.43)     (.47)     (.42)     (.24)     (.22)     (.18)
Distributions from net
realized gain                             (1.29)      (.42)     (.39)     (.39)     (.38)     (.70)     (.19)
                                          ------     ------    ------    ------    ------    ------    ------

Total Distributions                       (1.72)      (.85)     (.86)     (.81)     (.62)     (.92)     (.37)
Net change in net asset value               4.57     (2.95)      5.03      3.71    (3.59)      2.75      2.89
Net asset value as of end
of the period                              29.19      24.62     27.57     22.55     18.85     22.43     15.39
                                          ------     ------    ------    ------    ------    ------    ------
Total return
(Sales load not reflected)                 25.6%     (7.6)%     26.0%     23.9%    (2.6)%     22.2%     10.4%
Net assets, end of period                $23,931    $16,433   $11,893    $6,162    $4,133    $3,404      $163
Ratio of operating expense
to net assets**                            1.18%      1.27%     1.25%     1.24%      .80%     1.17%     1.08%
Ratio of net investment income
to average net assets**                    1.74%      2.08%     2.20%     2.18%     1.23%     1.68%     1.69%
Portfolio turnover                        21.50%     24.70%    14.60%    25.88%     8.57%     8.79%    74.50%
Number of shares outstanding             776,974    646,664   419,212   264,414   212,704   151,848    10,592
at end of period***




*    All adjusted for two for one share split on July 26, 1985 and January 2,
     1990

**   Annualized and includes state taxes

*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982

**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request. Deleted to make space.

                 VALUE OF $10,000 INVESTMENT OVER PAST 10 YEARS

                      Past Performance is not Predictive of Future Performance.
                   Average Annual Return (after deducting maximum sales charge):
                               One Year 3.72%; Five Years 6.8%; Ten Years 5.39%.

                          Fund             S&P 500         Russell 2000

      1/1/90          $10,000.00          $10,000.00         $10,000.00
        1990           $8,797.00           $9,692.70          $7,854.55
        1991          $11,045.50          $12,587.70         $11,285.13
        1992          $11,589.30          $13,496.90         $13,131.13
        1993          $11,923.90          $14,805.10         $15,381.74
        1994          $11,481.00          $15,040.60         $14,874.93
        1995          $13,719.10          $20,436.90         $18,945.40
        1996          $15,545.70          $24,999.70         $22,053.42
        1997          $17,267.90          $33,190.90         $26,909.86
        1998          $15,535.90          $42,505.60         $26,293.68
        1999          $16,905.50          $51,277.60         $31,826.67

                                                               DECEMBER 31, 1999

                           NEW ALTERNATIVES FUND, INC.

                            STATEMENT OF INVESTMENTS

COMMON STOCKS :    79.29%

                                                     SHARES               MARKET VALUE
                                                     ------               ------------
ALTERNATE ENERGY:                 26.04%

   ALTERNATE ENERGY:              12.85%
   *Calpine                                          25000            $  1,600,000.00
   *Evercell                                         10000                 257,500.00
   Idacorp                                           35000                 938,437.50
   Trigen                                            80000               1,390,000.00
                                                                      ---------------
                                                                      $  4,185,937.50

   ALTERNATE ENERGY (FUEL CELL):   9.89%

   *Ballard Power Systems                            15000            $    422,812.50
   *FuelCell Energy, Inc.                            50000               1,253,125.00
   *Mechanical Technology                            30000                 697,500.00
   *Plug Power                                       30000                 847,500.00
                                                                      ---------------
                                                                      $  3,220,937.50
   ALTERNATE ENERGY (SOLAR CELL):  3.29%

   *AstroPower                                       60000            $    840,000.00
   *Emcore Corporation                                5000                 170,000.00
   *Real Goods Trading                                1000                   3,937.50
   *Spire Corporation                                10000                  57,500.00
                                                                      ---------------
                                                                      $  1,071,437.50
CLEAN AIR:                         2.05%

*Thermo Instruments                                  60000            $    667,500.00
                                                                      ---------------
                                                                      $    667,500.00
CLEAN WATER:                      5.69%

American Water Works                                 30000            $    637,500.00
Ameron Intl.                                         20000                 791,250.00
Ionics                                               15000                 421,875.00
                                                                      ---------------
                                                                      $  1,850,625.00
CONSERVATION:                     3.08%

Minerals Technology                                  25000            $  1,001,562.50
                                                                      ---------------
                                                                      $  1,001,562.50
ENVIRONMENTAL (GENERAL):          2.11%

*Flow International                                  50000            $    568,750.00
Johnson Worldwide Assoc. Inc.                        15000                 106,406.25
*Kafus Environmental                                  1000                   8,937.50
                                                                      ---------------
                                                                      $    684,093.75
EFFICIENT ELECTRIC  DEVICES:      5.45%

Baldor Electric                                      30000            $    543,750.00
*SLI Inc.                                            40000                 542,500.00
York International                                   25000                 685,937.50
                                                                      ---------------
                                                                      $  1,772,187.50

                                                               DECEMBER 31, 1999

                           NEW ALTERNATIVES FUND, INC

                      STATEMENT OF INVESTMENTS (CONTINUED)

                                                     SHARES             MARKET VALUE
                                                     ------             ------------

NATURAL FOODS:                  11.64%

*Hain Food Group, Inc.                               25000            $    559,375.00
*Horizon Organic                                     25000                 187,500.00
*United Natural Foods                                45000                 540,000.00
*Whole Foods Markets                                 30000               1,391,250.00
*Wild Oats Markets                                   50000               1,109,375.00
                                                                      ---------------
                                                                      $  3,787,500.00
RECYCLING:                       10.54%

Caraustar Industries                                 50000            $  1,200,000.00
Commercial Metals                                    40000               1,357,500.00
Imco Recycling                                       45000                 568,125.00
Republic Group                                       20000                 302,500.00
                                                                      ---------------
                                                                      $  3,428,125.00
NATURAL GAS

TRANSMISSION & DISTRIBUTION:       8.62%

Burlington Resources                                 20000            $    661,250.00
El Paso Energy Corp.                                 15000                 582,187.50
Keyspan Energy Corp.                                 50000               1,159,375.00
Kinder Morgan                                        20000                 403,750.00
                                                                      ---------------
                                                                      $  2,806,562.50
RAILROADS:                         2.39%

CSX Corp                                             15000            $    470,625.00
Norfolk Southern                                     15000                 307,500.00
                                                                      ---------------
                                                                      $    778,125.00

OTHER (FUEL CELL COMPONENTS):      1.69%

Delphi                                               35000            $    551,250.00
                                                                      ---------------
                                                                      $    551,250.00

Total Common Stock (cost $23,048,390.90)                              $ 25,805,843.75
                                                                      ---------------

Market Deposits and Treasury Bills:

SOCIALLY CONCERNED BANKS
Alternatives Federal Credit Union                                     $    100,000.00
Community Capital Bank                                                     100,000.00
South Shore Bank                                                           100,000.00
Vermont National Bank                                                      100,000.00

U.S. Treasury Bills (cost $6,262,772.45)                                 6,285,577.01
                                                                      ---------------
                                                                      $  6,685,577.01

Total Common Stock (79.29%)                                           $ 25,805,843.75
Bank money market and Treasury Bills (20.54%)                            6,685,577.01
Cash and **Receivables, less liabilities (.17)%                             64,540.79
                                                                      ---------------
NET ASSETS (100%)                                                     $ 32,555,961.55


*Securities for which no cash dividends were paid during the fiscal year.

                                                               DECEMBER 31, 1999

                           NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                     ASSETS
                                     ------

Investment Securities at market value
(Cost:$23,048,390.90) (Notes 2A and 5)..........................$ 25,805,843.75
Bank money market deposits......................................     400,000.00
U.S. Treasury Bills at market....................................  6,285,577.01
Cash............................................................     538,610.37
Receivables:  Dividends.........................................      17,462.50
Interest........................................................       1,362.68
Securities Sold.................................................     130,020.65
Subscriptions receivable........................................      39,843.09
                                                                ---------------
Total Assets ...................................................$ 33,218,720.05

                                   LIABILITIES
                                   -----------

Payables: Accrued Operating Expenses
Advisory fee ...................................................$     25,609.00
Accounting......................................................         403.00
Custodian................................ ......................       3,759.30
Directors Fees .................................................       1,880.07
State Taxes ....................................................         310.83
Regulatory fees ................................................       2,902.03
Printing .......................................................       6,616.66
Bond and Insurance..............................................       3,733.56
Transfer Agent-First Data Investor Services.....................       6,638.89
Fund Pricing-First Data Investor Services.......................       2,242.73
Other...........................................................           0.00
                                                                ---------------
                                                                $     54,096.07

Securities Purchased............................................$    378,217.50
Redemptions Payable.............................................           0.00
Dividend distribution payable...................................     230,444.93
                                                                ---------------

Total Liabilities ..............................................$    662,758.50
                                                                ===============
                                                                $ 32,555,961.55

Net Assets at market, applicable to 1,128,356.848 outstanding shares. There are eight million common shares authorized. There is only one class of common stock. (note 3)

                             STATEMENT OF OPERATIONS

                     FOR THE PERIOD ENDING DECEMBER 31, 1999

                          INVESTMENT INCOME AND EXPENSE

INCOME:

Dividends........................................................$    305,954.27
Interest.........................................................     395,249.93
                                                                 ---------------
Total Income.....................................................$    701,204.20

EXPENSES:

Management Fee (note 4)..........................................$    262,917.22
Custodian Fees
United Missouri Bank.............................................      20,075.00
State Taxes......................................................         430.70
Accounting.......................................................       4,745.00
Directors........................................................       2,671.80
Filing Fees......................................................      11,169.00
Postage and Printing.............................................      12,240.00
Bond and Insurance...............................................       6,456.84
Transfer Agent-PFPC..............................................      43,800.00
Fund Pricing-PFPC................................................      31,481.25
Other............................................................      12,831.22
                                                                 ---------------
Total Expenses...................................................$    408,818.03

NET INVESTMENT INCOME............................................$    292,386.17

                 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (NOTE 2B & 5)

Proceeds from sales..............................................$ 22,120,011.87
Cost of Securities Sold..........................................  20,183,571.72
                                                                 ---------------
Net Realized Gain................................................$  1,936,440.15

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS:

Beginning of period..............................................$  2,355,015.49
End of period....................................................   2,757,452.85
                                                                 ---------------
Total Unrealized appreciation (depreciation) for the period......$    402,437.36

Net Realized and Unrealized gain (loss) on investments...........$  2,338,877.51
                                                                 ---------------

Net Increase (decrease) in net assets resulting from operations..$  2,631,263.68
                                                                 ---------------

                                                               DECEMBER 31, 1999

                           NEW ALTERNATIVES FUND, INC.

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                       Year End                  Year End
                                                                       12/31/99                  12/31/98
                                                                       --------                  --------
FROM INVESTMENT ACTIVITIES:

Net Investment Income                                                $    292,440.39             $   176,427.34
Net Realized gain from security transactions                            1,936,440.15                 188,003.97
Unrealized appreciation (depreciation) of investments                     402,437.36              (4,217,251.59)
                                                                     ---------------             --------------

Increase (decrease) in net assets derived from
investment activities                                                $  2,631,319.90             $(3,852,820.28)
                                                                     ---------------             --------------

DISTRIBUTIONS TO SHAREHOLDERS:

From net Investment income dividends to shareholders                 $   (292,386.17)            $  (176,501.42)

Distributions to shareholders                                        $ (1,936,440.27)            $  (188,130.28)

FROM CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) from
Capital Transactions (note 3)                                        $   (868,251.00)            $  (702,052.38)

INCREASE (DECREASE) IN NET ASSETS:                                   $   (465,757.54)            $(4,919,504.36)

NET ASSETS AT:

Beginning of the Period                                              $ 33,021,719.09             $37,941,223.50

End of the Period                                                    $ 32,555,961.55             $33,021,719.09

                      NOTES TO FINANCIAL STATEMENT FOR THE

                         PERIOD ENDING DECEMBER 31, 1999

1) ORGANIZATION - The Fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The Fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - Listed investments are stated at the last sale price at the closing of the New York Stock Exchange, the American Stock Exchange and the NASD National Market System on December 31, 1999 and at the mean between the bid and asked price on the over the counter market.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date (date order to buy or sell is executed). Realized gains and losses from security transactions are reported on a first in, first out basis.

C. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

D. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the Fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the Fund on December 31, 1999 for federal tax purposes is $23,048,390.90.

3) CAPITAL STOCK - There are eight million shares of capital stock authorized. On December 31, 1999 there were 1,058,356.848 shares outstanding before the dividend and 1,128,356.848 shares outstanding after the dividend. Aggregate paid in capital including reinvestment of dividends was $29,798,614.52.

Transactions in capital stock were as follows:

                                         Year End 12/31/99                           Year End 12/31/98
                                         -----------------                           -----------------
                                    Shares           Dollar Amount              Shares          Dollar Amount
                                    ------           -------------              ------          -------------
Capital stock sold                   46,069.906      $  1,374,751.12            78,407.173     $ 2,481,638.78
Capital stock issued
reinvestment of dividends            69,268.047      $  1,998,381.51            11,477.383     $   327,935.59
Redemptions                        (143,934.592)     $ (4,241,383.63)         (115,835.579)    $(3,511,626.75)
                                    -----------      ---------------           -----------      --------------
Net Increase (Decrease)             (28,596.639)     $   (868,251.00)          (25,951.023)    $  (702,052.38)


4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets; 0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale, Accrued Equities reduces its management fee by the amount of such excess expenses. The annualized expense ratio for the period ended December 31, 1999 was 1.13%. The Fund pays no remuneration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5) PURCHASES AND SALES OF SECURITIES - During the Year ended December 31,1999 the aggregate cost of securities purchased totaled $20,805,501.75. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the year ended December 31, 1999 was $22,120,011.87.

                         Kenneth D Katz CPA
                        64 North Park Avenue
                     Rockville Centre, NY 11570




Report of Independent Accountant
To The Board of Directors and Shareholders
New Alternatives Fund Inc.,
Melville, NY


I have audited the statement of assets and liabilities of New Alternatives Fund Inc (the Fund) including the schedule of portfolio investments by industry classification, as of December 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary information-selected per share data and ratios. These financial statements and supplementary information are the responsibility of the Fund's management. My responsibility is to express an opinion on these financial statements and supplementary information based on my audits.

I conducted my audits in accordance with generally accepted auditing standards. Those standards require that I plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary information are free of material misstatement. An audit includes examining on a test basis, evidence supporting the amounts and disclosures in the financial statements. My procedures included confirmation of securities owned at December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. I believe that my audit provides a reasonable basis for my opinion.

In my opinion the financial statements and selected per share data and ratios referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 1999, the results of operations for the year then ended and the changes in its net assets and selected per share data and ratios for the years in the periods then ended in conformity with generally accepted accounting principles.


Kenneth D Katz CPA
Rockville Centre, NY
February 8, 2000